NOTES PAYABLE (Details Narrative) - USD ($)			6 Months Ended		12 Months Ended
	Apr. 24, 2025	Feb. 19, 2021	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2020	Dec. 31, 2021
Debt Instrument [Line Items]
Notes Payable			$ 2,995,137		$ 2,607,636	$ 2,909,119
[custom:PaycheckProtectionPlanLoansInterest-0]			103,618
Paycheck protection plan loan payable			471,300		471,300	1,283,624
Long-Term Line of Credit, Noncurrent			2,293,963		2,239,019	1,960,276
Loans Payable					471,300
Amortization of incentive shares			1,803
Amortization of Debt Discount (Premium)				$ 162,626		1,429,386
[custom:PaycheckProtectionPlanLoanForgiven-0]					812,324
Amortization of Debt Issuance Costs						76,927
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			850,000
Chief Executive Officer [Member]
Debt Instrument [Line Items]
Loans Payable			$ 2,142,105		1,626,983	1,350,623
Prior Chief Executive Officer [Member]
Debt Instrument [Line Items]
Loans Payable			151,858		151,858	157,298
Unrelated Parties [Member]
Debt Instrument [Line Items]
Loans Payable					460,178	246,220
Paycheck Protection Plan Loan [Member]
Debt Instrument [Line Items]
Proceeds from Loans	$ 471,300	$ 103,618					$ 1,386,580
Amortization of Debt Issuance Costs and Discounts			0	0	0	2,135,500
Debt Instrument, Unamortized Discount			251,809		214,812	0
Eighteen Non Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount								$ 2,076,158
Non Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Repayments of Debt					1,283,521	156,000
Notes Payable			$ 2,995,137		$ 2,607,636	792,637
10% OID Senior Secured Convertible Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Description			The Company entered into Security Purchase Agreements with lenders for the sale of 10% original issue discount senior secured promissory notes (“10% Notes”) and warrants to purchase shares of the Company’s common stock equal to 50% of the face value. The 10% Notes accrue interest at 10% per annum payable quarterly, are convertible into shares of the Company’s common stock at the option of the holder at any time.		The Company entered into Security Purchase Agreements with lenders for the sale of 10% original issue discount senior secured promissory notes (“10% Notes”) and warrants to purchase shares of the Company’s common stock equal to 50% of the face value. The 10% Notes accrue interest at 10% per annum payable quarterly, are convertible into shares of the Company’s common stock at the option of the holder at any time.
Warrants exercisable description.			Warrants to purchase shares of the Company’s common stock have a five-year term, are exercisable upon the completion of a “Qualified Financing” at a cash exercise price equal to the lower of 93.75% of the per share price of Company’s common stock sold to third-party investors in that Qualified Financing, or $0.75 per share, subject to adjustment. The value of the warrants was recorded as debt discounts that are being amortized to interest expense over the life of the notes.		Warrants to purchase shares of the Company’s common stock have a five-year term, are exercisable upon the completion of a “Qualified Financing” at a cash exercise price equal to the lower of 93.75% of the per share price of Company’s common stock sold to third-party investors in that Qualified Financing, or $0.75 per share, subject to adjustment. The value of the warrants was recorded as debt discounts that are being amortized to interest expense over the life of the notes.
Other Notes Payable			$ 5,973,000		$ 5,973,000	5,973,000
Original issuance discounts			0		0	0
Discounts from warrants			0		0	0
Discounts from deferred finance costs			0		0	0
Interest Payable, Current			$ 3,136,309		2,536,309	828,527
Interest expense from amortization					0	0
Interest expense amortization of debt discounts from warrants					0	0
Amortization of Debt Issuance Costs					0	0
Interest Payable					$ 1,048,304	660,764
35 % OID Super Priority Senior Secured Convertible Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount						538,462
Repayments of Debt						0
Debt Instrument, Description			The Company entered into Security Purchase Agreements with lenders for the sale of 35% original issue discount senior secured promissory notes (“35% Notes”), warrants to purchase shares of the Company’s common and shares of the Company’s common stock as incentives. The 35% Notes have a 35% original issuance discount being amortized to interest expense through maturity, are non-interest bearing, are due at the earlier of six months from the date of issue or upon the occurrence of a liquidity event and are prepayable by the Company at any time at a premium of 120% of the outstanding balance.		The Company entered into Security Purchase Agreements with lenders for the sale of 35% original issue discount senior secured promissory notes (“35% Notes”), warrants to purchase shares of the Company’s common and shares of the Company’s common stock as incentives. The 35% Notes have a 35% original issuance discount being amortized to interest expense through maturity, are non-interest bearing, are due at the earlier of six months from the date of issue or upon the occurrence of a liquidity event and are prepayable by the Company at any time at a premium of 120% of the outstanding balance.
Warrants exercisable description.			Warrants to purchase shares of the Company’s common stock warrants have a five-year term, are exercisable upon the completion of a Qualified Financing at a cash exercise price equal to 93.75% of the per share price of the Company’s common stock sold to third-party investors in a Qualified Financing.		Warrants to purchase shares of the Company’s common stock warrants have a five-year term, are exercisable upon the completion of a Qualified Financing at a cash exercise price equal to 93.75% of the per share price of the Company’s common stock sold to third-party investors in a Qualified Financing.
Other Notes Payable			$ 5,600,462		$ 5,600,462	5,600,462
Original issuance discounts			0		0	0
Discounts from warrants			0		0	0
Discounts from deferred finance costs			0		0	0
Discounts from incentive shares			0		0	0
Interest expense from amortization			0	0	0	224,025
Interest expense amortization of debt discounts from warrants			0	0	0	1,672
Amortization of incentive shares			0	$ 0	0	48,774
Amortization of Debt Issuance Costs					0	0
Debt Instrument, Unamortized Discount (Premium), Net						188,462
Deferred Costs, Noncurrent						70,000
Cash						$ 280,000
35 % OID Super Priority Senior Secured Convertible Notes [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Class of Warrant or Right, Outstanding						269,231
Stock Issued During Period, Shares, New Issues						100,000
20% OID Senior Secured Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Debt Instrument, Unamortized Discount			$ 0
Debt Instrument, Description			The Company entered into Security Purchase Agreements with lenders for the sale of 20% original issue discount promissory notes (“20% Notes”), warrants to purchase shares of the Company’s common stock with a five-year term, exercisable at any time at the option of the holder at a cash exercise price equal to
Warrants exercisable description.			The holder shall have the right to convert the principal amount of the 20% Note and any accrued interest into Common Stock (i) on a qualified financing at a price equal to 85% of the qualified offering price ;or (i) otherwise at a conversion price equal to: a 10% discount to the VWAP for the five days preceding the date of conversion subject to a maximum price of $1.00, subject to adjustment therein. The 20% OID Notes are not convertible into shares of Series C Preferred Stock of the Company.
Interest Payable, Current			$ 1,727		209,502	$ 1,727
Interest expense from amortization			8,250		0	8,250
Amortization of Debt Discount (Premium)			0
Twenty Percent OID Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount					2,427,500
Notes Payable					2,427,500	468,250
Amortization of incentive shares			$ 0		0	1,803
Interest Payable					211,274	1,727
Debt Instrument, Unamortized Discount (Premium), Net					434,375
Cash					$ 1,993,125
Twenty Percent OID Convertible Notes Payable [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Stock Issued During Period, Shares, New Issues					5,134,375
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					1,967,875
Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Original issuance discounts					$ 3,002,702
Convertible debt fees					527,051
Convertible Debt					85,000	281,712
Outstanding balance of debt discount					$ 0	$ 85,000